Capital Structure (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Summary of Net Debt to Adjusted EBITDA

A) Net Debt to Adjusted EBITDA

As at December 31,	2017	2016	2015

Long-Term Debt	9,513	6,332	6,525
Less: Cash and Cash Equivalents	(610)	(3,720)	(4,105)
Net Debt	8,903	2,612	2,420

Net Earnings (Loss)	3,366	(545)	618
Add (Deduct):
Finance Costs	725	492	482
Interest Income	(62)	(52)	(28)
Income Tax Expense (Recovery)	352	(382)	(81)
DD&A	2,030	1,498	2,114
E&E Impairment	890	2	138
Unrealized (Gain) Loss on Risk Management	729	554	195
Foreign Exchange (Gain) Loss, Net	(812)	(198)	1,036
Revaluation (Gain)	(2,555)	-	-
Re-measurement of Contingent Payment	(138)	-	-
(Gain) Loss on Discontinuance	(1,285)	-	-
(Gain) Loss on Divestitures of Assets	1	6	(2,392)
Other (Income) Loss, Net	(5)	34	2
Adjusted EBITDA (1)	3,236	1,409	2,084

Net Debt to Adjusted EBITDA	2.8x	1.9x	1.2x
(1)	Calculated on a trailing twelve-month basis. Includes discontinued operations.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at December 31,	2017	2016	2015

Net Debt	8,903	2,612	2,420
Shareholders’ Equity	19,981	11,590	12,391
	28,884	14,202	14,811
Net Debt to Capitalization	31%	18%	16%